Trade receivable	12 Months Ended
Dec. 31, 2024
Trade receivable
Trade receivable

7. Trade receivable

An aging analysis of the trade receivable based on the recognition date and net of allowance for credit losses, is as follows:

	As of December 31,
	2023	2024
Within 3 months	133,285	75,719
Between 3 months and 6 months	1,437	50,223
Between 6 months and 1 year	647	904
More than 1 year	8,154	8,266
Total	143,523	135,112